Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	ADVISORONE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001029068
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	adv
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2017
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
Milestone Treasury Obligations Fund Investor Class Shares [Member] | Milestone Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Milestone Treasury Obligations Fund (the “Fund”) is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit in order to qualify as a “government money market fund” in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds, under the Investment Company Act of 1940, as amended. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid asset fall below 30% of its total assets. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the periods prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	March 31, 2007	1.20%
Worst Quarter	March 31, 2015	0.00%*
* Less than 0.005%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[1]
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Investor Class Shares' seven-day current yield on December 31, 2016 was 0.49%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Investor Class Shares' seven-day current yield
Money Market Seven Day Yield, Date	adv_MoneyMarketSevenDayYieldDate	Dec. 31, 2016
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.49%
Milestone Treasury Obligations Fund Investor Class Shares [Member] | Milestone Treasury Obligations Fund | Lipper U.S. Treasury Money Market Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.0452%
5 Years	rr_AverageAnnualReturnYear05	0.0138%
10 Years	rr_AverageAnnualReturnYear10	0.5645%
Milestone Treasury Obligations Fund Investor Class Shares [Member] | Milestone Treasury Obligations Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MTOXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	1.44%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.15%
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Milestone Treasury Obligations Fund Institutional Class Shares [Member] | Milestone Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Milestone Treasury Obligations Fund (the Fund”) is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit in order to qualify as a “government money market fund” in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid assets fall below 30% of its total assets. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the period prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	March 31, 2017	1.26%
Worst Quarter	March 31, 2015	0.00%*
* Less than 0.005%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[1]
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Institutional Class Shares' seven-day current yield on December 31, 2016 was 0.49%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Institutional Class Shares' seven-day current yield
Money Market Seven Day Yield, Date	adv_MoneyMarketSevenDayYieldDate	Dec. 31, 2016
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.49%
Milestone Treasury Obligations Fund Institutional Class Shares [Member] | Milestone Treasury Obligations Fund | Lipper U.S. Treasury Money Market Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.0452%
5 Years	rr_AverageAnnualReturnYear05	0.0138%
10 Years	rr_AverageAnnualReturnYear10	0.5645%
Milestone Treasury Obligations Fund Institutional Class Shares [Member] | Milestone Treasury Obligations Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MTIXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2007	rr_AnnualReturn2007	4.86%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.16%
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	0.68%

[1]	Less than 0.005%
[2]	Remaining Other Expenses include 0.01% in recouped management fees in accordance with the fee waiver agreement.